Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Aug. 10, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Strategic Income Opportunities Portfolio

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) dated August 10, 2018, as supplemented to date

Effective immediately, the Fund no longer invests in BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd. (the “Subsidiary”) to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed from the Fund’s Summary Prospectuses, Prospectuses and SAI.

BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Strategic Income Opportunities Portfolio

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) dated August 10, 2018, as supplemented to date

Effective immediately, the Fund no longer invests in BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd. (the “Subsidiary”) to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed from the Fund’s Summary Prospectuses, Prospectuses and SAI.